CASH FLOW STATEMENT - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATIONAL ACTIVITIES
Income before income tax and social contribution	R$ 6,952,646	R$ 7,217,786	R$ 17,219,402
Adjustments to reconcile net profit (loss) to net cash providaded by operating activities:
Depreciation and amortization	1,862,869	1,807,429	1,701,989
Net monetary and exchange variations	260,761	(451,967)	314,510
Financial charges	2,438,704	2,983,484	617,580
Result of equity method investees	(1,670,903)	(1,041,071)	(1,304,023)
Result on disposal of equity interests	(16,134)	(24,715)
Contractual revenue - Transmission	(6,026,214)	(5,857,486)	(4,888,897)
Construction revenue	(816,002)	(797,250)	(860,921)
Effect of Periodic Tariff Review	(4,228,338)
Operating provisions (reversals)	7,373,551	2,005,808	(6,971,796)
TFRH			(1,183,583)
Non-controlling interest	(73,699)	(70,772)	(154,796)
Financial instruments - derivatives	(332,017)	56,613	43,012
Others	221,811	(861,219)	(694,892)
Adjustments to reconcile profit (loss)	(1,005,611)	(2,251,146)	(12,198,235)
(Increases) / Decreases in operating assets
Customers	(1,454,193)	(1,390,270)	350,086
Marketable securities	(3,580,871)	(4,050,412)	578,652
Reimbursement rights	76,487	792,306	(2,564,131)
Warehouse	(38,167)	(91,532)	98,951
Nuclear fuel stock	(313,743)	(40,329)	(42,888)
Financial asset - Itaipu	746,673	601,224	232,797
Assets held for sale	2,314,709	10,863,548	367,604
Hydrological Risk	41,243	114,915	121,278
Others	116,654	(2,157,090)	(1,423,307)
(Increases) / Decreases in operating assets	(2,091,208)	4,642,359	(2,280,958)
Increases / (decreases) in operating liabilities
Suppliers	781,295	(203,044)	(3,233,836)
Advances	(73,748)	5,762	(85,675)
Leases	402,881	(316,152)	(101,705)
Estimated Obligations	94,915	(193,728)	304,408
Reimbursement obligations	267,111		(1,108,515)
Regulatory Fees	(26,627)	(16,639)	(52,050)
Liabilities associated to assets held for sale	(1,692,708)	(8,602,259)	3,497,047
Others	(678,704)	227,316	1,037,991
Increases / (decreases) in operating liabilities	(925,584)	(9,098,744)	257,665
Payment of interests	(1,701,076)	(3,650,619)	(3,183,122)
Receipt of RAP and indemnities	9,153,453	7,369,192	7,249,586
Receipt of financial charges	662,713	1,114,465	736,601
Payment of income tax and social contribution	(3,537,980)	(3,384,888)	(2,288,620)
Receipt of remuneration for investments in equity interests	1,195,566	1,007,575	1,469,894
Payment of supplementary social security	(305,292)	(258,519)	(282,966)
Payment of judicial contingencies	(3,247,582)	(1,792,631)	(1,086,695)
Securities and restricted deposits	(951,327)	(621,161)	(709,106)
Net cash from (used in) operating activities of continued operations	4,198,719	293,670	4,903,445
Net cash from (used in) operating activities of discontinued operations		(379,997)	(546,575)
Net cash from (used in) operating activities	4,198,719	(86,327)	4,356,870
FINANCING ACTIVITIES
Loans and financing obtained/debentures obtained	9,157,888	6,779,312	1,024,168
Payment of loans and financing/debentures - principal	(12,613,613)	(12,463,148)	(6,374,321)
Payment of remuneration to shareholders	(2,593,945)	(1,183,146)	(64,499)
Receipt of advances for future capital increase		3,660,215
Payment of financial leases	(556,876)	(547,226)
Others	(82,424)	(51,412)	(149,148)
Net cash from (used in) financing activities of continued operations	(6,688,971)	(3,805,405)	(5,563,800)
Net cash from (used in) financing activities of discontinued operations		414,724	549,046
Net cash from (used in) financing activities	(6,688,971)	(3,390,681)	(5,014,754)
INVESTMENT ACTIVITIES
Loand and financing - payment		(40,040)	(189,512)
Loand and financing - receipt	4,138,002	4,904,413	2,403,651
Acquisition of fixed assets	(2,254,786)	(1,954,652)	(1,132,006)
Acquisition of intangible assets	(142,003)	(65,550)	(129,039)
Acquisition / capital injection in shareholdings	(68,169)	(418,016)	(1,065,501)
Investment for future capital increases	(6,780)	(124,032)	(151,005)
Disposal of investments in equity investments	941,779	1,017,292	714,841
Others	(166,492)	(55,723)	25
Net cash from (used in) investment activities of continued operations	2,441,552	3,263,691	451,454
Net cash from (used in) investment activities of discontinued operations		6,337	(30,146)
Net cash from investment activities	2,441,552	3,270,028	421,308
Increase (decrease) in cash and cash equivalents	(48,700)	(206,981)	(236,576)
Cash and cash equivalents at the beginning of the year of continued operations	335,307	583,352	792,252
Increase (decrease) in cash and cash equivalents of discontinued operations		41,064	(27,675)
Cash and cash equivalents at the end of the year of continued operations	R$ 286,607	R$ 335,307	R$ 583,352